Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income for the year	$ 60,648,616	$ 69,862,177	$ 51,936,829
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	25,252,476	26,076,687	23,707,797
Amortization of deferred finance charges	990,921	711,378	1,345,940
Amortization of operating lease right-of-use assets	126,754	99,379	99,379
Share based compensation	4,967,250	7,326,808	2,589,406
Change in fair value of derivatives	0	108,841	789,509
Equity earnings in joint ventures	(5,086,641)	(15,622,836)	(12,316,883)
Proceeds from disposal of interest rate swaps	0	1,018,000	0
Dividends received from joint ventures	2,634,000	20,570,036	14,589,215
Impairment loss	488,400	0	2,816,873
Net gain on sale of vessels	(538,000)	(46,384)	(7,645,781)
(Increase)/decrease in
Trade and other receivables	(1,004,172)	(1,971,610)	238,627
Other current assets	170,846	(62,676)	139,925
Claims receivable	(4,474,893)	0	0
Inventories	2,154,930	(1,664,738)	1,365,189
Changes in operating lease liabilities	(126,754)	(99,379)	(99,379)
Advances and prepayments	(240,405)	676,228	(728,005)
Increase/(decrease) in
Balances with related parties	590,092	(555,589)	(1,532,943)
Trade accounts payable	(1,677,299)	628,899	(1,813,377)
Accrued liabilities	(802,426)	(758,558)	(100,515)
Deferred income	1,108,984	(2,796,608)	2,058,409
Net cash provided by operating activities	85,182,679	103,500,055	77,440,215
Cash flows from investing activities
Insurance proceeds	0	0	126,666
Payment for acquisition of remaining interest in joint venture, net of cash acquired	(7,976,895)	0	0
Vessels' acquisitions, advances for vessels under construction and improvement of vessels	(412,428)	(106,169,013)	(85,201)
Proceeds from sale of vessels, net	25,072,377	34,679,584	80,109,781
Maturity in short-term investments	0	0	26,500,000
Return of investments from joint ventures	0	7,007,164	4,688,785
Net cash provided by/ (used in) investing activities	16,683,054	(64,482,265)	111,340,031
Cash flows from financing activities
Proceeds from exercise of stock options	356,250	356,250	747,500
Stock repurchase	(1,784,712)	(338,176)	(19,080,456)
Deferred finance charges paid	0	(22,167)	(988,165)
Advances from joint ventures	0	0	11,847
Advances to joint ventures	0	(11,847)	0
Loan repayments	(85,880,590)	(108,236,401)	(154,870,215)
Proceeds from long-term debt	0	70,000,000	0
Net cash used in financing activities	(87,309,052)	(38,252,341)	(174,179,489)
Net increase in cash and cash equivalents and restricted cash	14,556,681	765,449	14,600,757
Cash and cash equivalents and restricted cash at beginning of year	84,521,150	83,755,701	69,154,944
Cash and cash equivalents and restricted cash at end of year	99,077,831	84,521,150	83,755,701
Cash breakdown
Cash and cash equivalents	99,077,831	80,653,398	77,202,843
Restricted cash, current	0	0	659,137
Restricted cash, non-current	0	3,867,752	5,893,721
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	99,077,831	84,521,150	83,755,701
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	2,756,593	9,594,744	14,695,487
Non cash investing activity – Vessels	$ 57,230,928	$ 476,180	$ 63,752